Lease - Summary of Maturity Analysis of Annual Undiscounted Cash Flows (Detail) $ in Thousands	May 31, 2026 USD ($)
Lessee, Lease, Description [Line Items]
May 31, 2027	$ 322,696
May 31, 2028	253,734
May 31, 2029	181,703
May 31, 2030	101,368
May 31, 2031	38,310
Therafter	12,683
Total future lease payments	910,494
Less: Imputed interest	(61,653)
Present value of operating lease liabilities	$ 848,841